FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of the levels in the fair value hierarchy into which the Company's financial instruments were categorized
The following table summarizes the levels in the fair value hierarchy into which the Company’s financial instruments were categorized as of December 31, 2015 and 2014 ($ in thousands):

	Fair Value as of December 31, 2015
	Level I	Level II	Level III	Total
Loans held for sale	$—	$30,612	$—	$30,612
Mortgage servicing rights	—	—	61,800	61,800
Derivative assets:
Loan commitments	—	—	8,450	8,450
Forward sale commitments	—	—	25	25
MSR purchase commitment	—	—	330	330
Derivative liabilities:
Forward sale commitments	—	—	(1,868)	(1,868)

	Fair Value as of December 31, 2014
	Level I	Level II	Level III	Total
Loans held for sale	$—	$203,006	$—	$203,006
Mortgage servicing rights	—	—	58,889	58,889
Derivative assets:
Loan commitments	—	—	3,082	3,082
Forward sale commitments	—	—	116	116
Derivative liabilities:
Forward sale commitments	—	—	(1,528)	(1,528)

Schedule of significant unobservable inputs used to value the financial instruments categorized within Level 3
The following table summarizes the significant unobservable inputs the Company used to value financial instruments categorized within Level III as of December 31, 2015 ($ in thousands):

			Unobservable Input
	Fair	Primary			Weighted
Asset Category	Value	Valuation Technique	Input	Range	Average
Mortgage servicing rights	$61,800	Discounted cash flow	Discount rate	8 - 14%	11.1%
Loan commitments and forward sale commitments	6,607	Discounted cash flow	Discount rate	8 - 12%	8.2%
MSR purchase commitment	330	Discounted cash flow	Discount rate	8%	8.0%

The following table summarizes the significant unobservable inputs the Company used to value financial instruments categorized within Level III as of December 31, 2014 ($ in thousands):

			Unobservable Input
	Fair	Primary			Weighted
Asset Category	Value	Valuation Technique	Input	Range	Average
Mortgage servicing rights	$58,889	Discounted cash flow	Discount rate	8 - 14%	11.4%
Loan commitments and forward sale commitments	1,670	Discounted cash flow	Discount rate	8 - 8%	8.0%

Summary of change in derivative assets and liabilities classified as Level III
The following table summarizes the change in derivative assets and liabilities classified as Level III related to mortgage banking activities as of and for the years ended December 31, 2015 and 2014 ($ in thousands):

Balance at December 31, 2013	$3,527
Settlements	(8,893)
Realized gains (losses) recorded in net income (1)	5,366
Unrealized gains (losses) recorded in net income (1)	1,670
Balance at December 31, 2014	$1,670
Settlements	(23,675)
Realized gains (losses) recorded in net income (1)	22,005
Unrealized gains (losses) recorded in net income (1)	6,937
Balance at December 31, 2015	$6,937

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(1)
Realized and unrealized gains (losses) from derivatives are included within gains from mortgage banking activities for the years ended December 31, 2015, 2014 and 2013 in the reconciliation of net income from discontinued operations held for sale, net of income taxes.

Schedule of carrying value and estimated fair value of the Company's financial instruments not carried at fair value on the consolidated balance sheet
As of December 31, 2015 and 2014, the carrying values and fair values of the Company’s financial assets and liabilities recorded at cost are as follows ($ in thousands):

		As of December 31,
		2015		2014
	Level in Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Loans held for investment	3	$1,174,391	$1,180,421	$1,462,584	$1,472,891
Financial liabilities:
Secured funding agreements	2	$522,775	$522,775	$552,799	$552,799
Warehouse lines of credit	2	24,806	24,806	193,165	193,165
Secured term loan	2	69,762	75,000	—	—
Convertible notes	2	—	—	67,414	69,000
Commercial mortgage-backed securitization debt (consolidated VIE)	3	61,815	61,856	217,495	219,043
Collateralized loan obligation securitization debt (consolidated VIE)	3	192,528	193,419	305,734	308,703